Rule 497(d)


                                     FT 422

                    Biotechnology Select Portfolio, Series 3
                 Digital Convergence Select Portfolio, Series 2
                    Fiber Optics Select Portfolio, Series 2
                Genomics & Proteomics Select Portfolio, Series 2
                   Pharmaceutical Select Portfolio, Series 3
                  Storage & Networking Select Portfolio Series
                     Technology Select Portfolio, Series 3
                       Biotechnology Portfolio, Series 3
                    Digital Convergence Portfolio, Series 2
                        Fiber Optics Portfolio, Series 2
                   Genomics & Proteomics Portfolio, Series 2
                       Pharmaceutical Portfolio, Series 9
                     Storage & Networking Portfolio Series
                        Technology Portfolio, Series 12


               Supplement to the Prospectus dated March 22, 2000

Notwithstanding anything to the contrary in the Prospectus, Unit holders who acquire Units of Fiber Optics Portfolio, Series 2, Genomics & Proteomics Select Portfolio, Series 2, Genomics & Proteomics Portfolio, Series 2 or Storage & Networking Portfolio Series which, as a result of a reduction in the aggregate underlying value of the Securities, are not subject to an initial sales charge will be subject to the maximum remaining deferred sales charge (initially $.225 per Unit in the case of Genomics & Proteomics Select Portfolio, Series 2 or
$.35 per Unit for Fiber Optics Portfolio, Series 2, Genomics & Proteomics Portfolio, Series 2 or Storage & Networking Portfolio Series). In such case the maximum sales charge may exceed 3.25% of the Public Offering Price per Unit for Genomics & Proteomics Select Portfolio, Series 2 or 4.5% of the Public Offering Price per Unit for Fiber Optics Portfolio, Series 2, Genomics & Proteomics Portfolio, Series 2 or Storage & Networking Portfolio Series, but in no event will the maximum sales charge exceed 3.75% of the Public Offering Price per Unit for Genomics & Proteomics Select Portfolio, Series 2, 5.00% of the Public Offering Price per Unit for Fiber Optics Portfolio, Series 2 or Storage & Networking Portfolio Series or 5.50% of the Public Offering Price per Unit for Genomics & Proteomics Portfolio, Series 2.

April 11, 2000